Commitments and Contingencies - Capital expenditure commitments (Details) - Capital expenditure commitments ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)
Capital expenditure commitments
Capital expenditure commitments	$ 1,629	¥ 11,127
Capital expenditure commitments, period	1 year	1 year